Contents of Significant Accounts - Summary of Fair Value of Each Investment in Equity Instrument (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SILICON INTEGRATED SYSTEMS CORP. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 961,898	$ 1,032,930
UNIMICRON HOLDING LIMITED [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	795,795	561,261
MIE FUJITSU SEMICONDUCTOR LIMITED [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	0	2,220,103
UNIMICRON TECHNOLOGY CORP. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	8,237,712	4,373,833
ITE TECH. INC. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	616,333	424,383
NOVATEK MICROELECTRONICS CORP. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	3,601,365	2,335,131
SHIN-ETSU HANDOTAI TAIWAN CO., LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	334,635	453,810
MTIC HOLDINGS PTE. LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 175,494	$ 184,026